Investment Strategy - Skylar Electricity Futures ETF	Jun. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in electricity futures contracts (“Electricity Futures”) or investments that provide exposure to Electricity Futures (such as total return swaps that utilize Electricity Futures as the reference asset). For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value. The Fund may invest directly in Electricity Futures or derive indirect exposure to Electricity Futures through total return swaps that utilize Electricity Futures as the reference asset. The Fund will obtain its exposure to Electricity Futures through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Electricity Futures to which the Fund has exposure are listed on ICE Futures U.S., Inc. (“ICE Futures”). The Fund may also invest in short-term debt securities, cash and cash equivalents, including U.S. Treasury securities, ETFs that invest in short duration U.S. Treasury securities and short duration fixed-income ETFs (together, “Collateral Instruments”). The Collateral Instruments are intended to provide liquidity and to serve as collateral for the Electricity Futures.

The Fund is actively-managed by the Fund’s sub-adviser, Skylar Capital Management LP (the “Sub-Adviser”) and does not track an index. The Fund seeks to invest in a portfolio of cash-settled Electricity Futures with less than two years until expiry. The Fund does not intend to provide short or leveraged exposure to Electricity Futures. The Fund will generally invest in “ERCOT” and “PJM” Electricity Futures, as further described below. The Fund will generally seek to invest in Electricity Futures in weights similar to their trading volumes and/or open interest, although the Sub-Adviser may determine to increase or decrease such weights based on its expectations for how such trading volumes may change in the future. The Fund does not invest in equity securities of companies involved in the electricity or utilities industries that produce or transmit electricity, or which are involved in the construction of any electricity infrastructure.

The U.S. Electricity Market

The U.S. power grid is operated through a patchwork of regional control areas, whose primary functions are to keep electricity supply and demand balanced because electricity is not economically storable at scale on the grid. A Regional Transmission Organization (“RTO”) in the United States is an electric power transmission system operator that coordinates, controls, and monitors a multi-state electric grid. An Independent System Operator (“ISO)” has a similar purpose, but its purview is usually within a single U.S. state. RTOs typically perform the same functions as ISOs, but cover a larger geographic area. There are seven major RTOs, including the Electric Reliability Council of Texas, Inc. (“ERCOT”) and PJM Interconnection LLC (“PJM”), and ISOs that manage the U.S. electric grid, overseeing roughly two-thirds of the nation’s power load. These RTOs and ISOs are nonprofit, independent entities that operate the high-voltage transmission system in their footprint and run the region’s wholesale markets under rules reviewed by the Federal Energy Regulatory Commission (FERC).

Electricity Futures Contracts

The Fund intends to invest in Electricity Futures that provide economic exposure to the price of electricity based on structural power demand (the persistent, long-term need for power driven by factors such as AI data centers, industrial electrification, and population growth, as distinct from short-term or weather-driven fluctuations). The Electricity Futures held by the Fund are standardized, cash-settled futures contracts traded on ICE Futures. In general, a futures contract is a legal agreement to buy or sell a standardized asset on a specific date or during a specific month that is facilitated through a futures exchange, such as ICE Futures.

Because ISO/RTO electricity prices are volatile, in that demand and therefore price may be driven by multiple factors such as wind, weather, outages, fuel prices, transmission congestion, renewable output, and scarcity, market participants may seek to lock in prices ahead of time via futures contracts. Electricity Futures typically provide financial exposure to an index of wholesale prices over a period (e.g., monthly, on-peak). They are usually cash-settled to a published benchmark tied to ISO/RTO pricing at a defined location (hub/node) and hour set (peak/off-peak). For example, the “ERCOT Houston 345KV Real-Time Peak Daily Fixed Price Future” reflects the hub (ERCOT Houston), commodity value (345KV), and hour set (Peak).

Electricity Futures are cash-settled on their expiration date, unless they are “rolled” prior to expiration. When a futures contract approaches its expiration, the holder of a futures contract (such as the Fund) may sell that futures contract and replace them with new futures contracts with a later expiration date. This is called “rolling.” The Fund may roll its futures positions prior to expiration by closing existing contracts or may allow its futures contracts to expire into cash settlement. In either case the Fund will replace the exposure with similar futures contracts that have a later expiration date. The Fund is not required to roll the contracts at any specific time and the Sub-Adviser may roll the contracts at any time of its choosing. In determining the timing and execution of a roll, the Sub-Adviser considers several factors, including but not limited to: (i) the liquidity of the expiring contract relative to the replacement contract; (ii) the shape of the futures curve, including whether the market is in contango or backwardation, and the resulting cost or benefit of rolling to a later expiring contract; (iii) prevailing bid-ask spreads; and (iv) open interest and trading volume in the relevant contract months. The Fund’s regular purchases and sales of individual Electricity Futures throughout the year may cause the Fund to experience higher than normal portfolio turnover.

In certain market environments, Electricity Futures with a longer term to expiration may be priced higher than Electricity Futures with a shorter term to expiration, known as “contango.” Conversely, when Electricity Futures with a longer term to expiration are priced lower than Electricity Futures with a shorter term to expiration, the market is said to be in “backwardation.” As the time to expiry of Electricity Futures decreases, the price will trend towards the spot price of electricity from the particular location and time period. When the Electricity Futures curve is in contango, this will cause the Fund to experience a negative “roll yield.” When the Electricity Futures curve is in backwardation, this will cause the Fund to experience a positive “roll yield.” The performance of Electricity Futures may not be precisely correlated, over short or long periods of time. To the extent the Fund has investments in back-month Electricity Futures, the Fund’s performance can be expected to be less correlated with the spot price of electricity than if it held front-month Electricity Futures. “Front-month” contracts are the monthly contracts with the nearest expiration date. “Back-month” futures contracts are those with longer times to maturity

The Sub-Adviser will select Electricity Futures on the most liquid U.S. power hubs (i.e., RTOs or ISOs) in order to diversify regional exposures, minimize trading costs in an effort to improve tracking relative to the demands of the U.S. electricity market, and minimize the impact of negative roll yield. The Sub-Adviser expects to invest in Electricity Futures in the ERCOT and PJM RTO hubs. While this policy is non-fundamental and the Sub-Adviser retains discretion to invest in Electricity Futures on other U.S. power hubs, including MISO (Midcontinent Independent System Operator), CAISO (California Independent System Operator), ISO-NE (ISO New England), NYISO (New York Independent System Operator), and SPP (Southwest Power Pool), the Sub-Adviser considers it highly unlikely that the Fund will invest in Electricity Futures beyond ERCOT and PJM. ERCOT and PJM represent the two largest and most liquid electricity markets in the United States, and the Sub-Adviser's selection methodology prioritizes liquidity, contract depth, and market size in determining hub selection.

Additional Information about the Electric Reliability Council of Texas, Inc. (ERCOT)

The Electric Reliability Council of Texas, Inc. (ERCOT) is a nonprofit organization that ensures reliable electric service for 90 percent of the state of Texas. The grid operator is regulated by the Public Utility Commission of Texas and the Texas Legislature. As of March 2026, ERCOT reported that it offers over 104,000 megawatts of generation capacity and manages the flow of electric power to more than 27 million Texas customers, representing about 90 percent of the state’s electric load.

Additional Information about the PJM Interconnection LLC (PJM)

PJM Interconnection LLC (PJM) is an RTO that coordinates the movement of wholesale electricity in all or parts of Delaware, Illinois, Indiana, Kentucky, Maryland, Michigan, New Jersey, North Carolina, Ohio, Pennsylvania, Tennessee, Virginia, West Virginia and the District of Columbia. As of December 31, 2025, PJM reported that it provided electricity to over 67 million people and offers over 184,202 megawatts of generation capacity, generating over $80.5 billion in annual billings.

Subsidiary

The Fund expects to gain exposure to Electricity Futures by investing up to 25% of its assets in the Subsidiary. The Subsidiary engages in investment activities in securities or other assets that are primarily controlled by the Fund. The Subsidiary is advised by Exchange Traded Concepts, LLC (the “Adviser”), the investment adviser to the Fund, and sub-advised by the Sub-Adviser. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Electricity Futures in accordance with applicable tax rules and regulations. The Subsidiary follows the same compliance policies and procedures, as the Fund and is subject to the same investment restrictions and limitations as the Fund when measured on a consolidated basis with the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provisions of the 1940 Act relating to affiliated transactions, custody, and advisory agreements. The Subsidiary employs the same service providers (e.g., custodian) as the Fund.

The Fund is a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively-managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in electricity futures contracts (“Electricity Futures”) or investments that provide exposure to Electricity Futures (such as total return swaps that utilize Electricity Futures as the reference asset).